Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2025

	Shares/ Principal	Fair Value

Common Stocks - 63.3%
Aerospace & Defense - 0.9%
Boeing Co. (The) *	3,720	$802,888
L3Harris Technologies, Inc.	562	171,640
Loar Holdings, Inc. *	1,286	102,880
Northrop Grumman Corp.	1,190	725,091
RTX Corp.	1,347	225,393
Standard Aero, Inc. *	20,833	568,533
		2,596,425
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	7,385	977,774
Automobile Components - 0.2%
Goodyear Tire & Rubber Co. (The) *	25,410	190,067
Modine Manufacturing Co. *	2,567	364,924
		554,991
Automobiles - 1.0%
Tesla, Inc. *	6,080	2,703,898
Banks - 2.0%
JPMorgan Chase & Co.	1,397	440,656
KeyCorp	49,990	934,313
Wells Fargo & Co.	49,436	4,143,725
		5,518,694
Beverages - 0.8%
Celsius Holdings, Inc. *	3,758	216,047
Coca-Cola Co. (The)	15,159	1,005,345
Monster Beverage Corp. *	5,802	390,533
PepsiCo, Inc.	2,712	380,873
Vita Coco Co., Inc. (The) *	3,500	148,645
		2,141,443
Biotechnology - 1.3%
AbbVie, Inc.	3,307	765,703
Akero Therapeutics, Inc. *	728	34,565
Alnylam Pharmaceuticals, Inc. *	286	130,416
Argenx SE, ADR *	273	201,354
Ascendis Pharma A/S, ADR *	591	117,497
Avidity Biosciences, Inc. *	3,185	138,770
Cytokinetics, Inc. *	3,671	201,758
Disc Medicine, Inc., Class A *	664	43,877
Exact Sciences Corp. *	251	13,732
Gilead Sciences, Inc.	4,701	521,811
Kymera Therapeutics, Inc. *	875	49,525
Merus NV *	381	35,871
Metsera, Inc. *	652	34,119
Monopar Therapeutics, Inc. *	560	45,735
Natera, Inc. *	110	17,707
Newamsterdam Pharma Co. NV *	6,700	190,548
PTC Therapeutics, Inc. *	961	58,977
REVOLUTION Medicines, Inc. *	2,717	126,884
Scholar Rock Holding Corp. *	1,174	43,720
Soleno Therapeutics, Inc. *	776	52,458
Ultragenyx Pharmaceutical, Inc. *	1,138	34,231

	Shares/ Principal	Fair Value

Biotechnology (continued)
United Therapeutics Corp. *	745	$312,311
Vertex Pharmaceuticals, Inc. *	1,432	560,829
		3,732,398
Broadline Retail - 2.9%
Amazon.com, Inc. *	37,217	8,171,737
Building Products - 0.5%
AAON, Inc.	7,131	666,321
Builders FirstSource, Inc. *	1,300	157,625
Johnson Controls International PLC	4,039	444,088
		1,268,034
Capital Markets - 2.9%
Ares Management Corp., Class A	20,904	3,342,341
Goldman Sachs Group, Inc. (The)	4,240	3,376,524
Intercontinental Exchange, Inc.	8,419	1,418,433
		8,137,298
Chemicals - 0.9%
Celanese Corp.	4,679	196,892
FMC Corp.	7,815	262,818
Ingevity Corp. *	1,367	75,445
Linde PLC	2,778	1,319,550
PPG Industries, Inc.	6,071	638,123
		2,492,828
Commercial Services & Supplies - 0.6%
Clean Harbors, Inc. *	5,680	1,319,009
Waste Connections, Inc.	2,517	442,489
		1,761,498
Communications Equipment - 0.4%
Arista Networks, Inc. *	6,879	1,002,339
Construction & Engineering - 0.1%
Fluor Corp. *	5,451	229,324
Construction Materials - 0.3%
James Hardie Industries PLC *	50,375	967,704
Consumer Staples Distribution & Retail - 1.5%
Casey's General Stores, Inc.	442	249,871
Kroger Co. (The)	4,560	307,390
Performance Food Group Co. *	4,073	423,755
US Foods Holding Corp. *	13,955	1,069,232
Walmart, Inc.	19,669	2,027,087
		4,077,335
Containers & Packaging - 0.1%
Packaging Corp. of America	1,445	314,909
Distributors - 0.3%
Pool Corp.	2,866	888,661
Electric Utilities - 0.8%
American Electric Power Co., Inc.	8,139	915,638
NextEra Energy, Inc.	5,268	397,681
PG&E Corp.	68,487	1,032,784
		2,346,103

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Electrical Equipment - 0.2%
Vertiv Holdings Co., Class A	3,036	$458,011
Electronic Equipment, Instruments & Components - 0.5%
CDW Corp.	1,710	272,369
Coherent Corp. *	4,394	473,321
Flex Ltd. *	11,273	653,496
		1,399,186
Entertainment - 1.0%
Netflix, Inc. *	1,319	1,581,375
Walt Disney Co. (The)	9,913	1,135,039
		2,716,414
Financial Services - 2.5%
Berkshire Hathaway, Inc., Class B *	6,544	3,289,930
Equitable Holdings, Inc.	14,196	720,873
Mastercard, Inc., Class A	5,186	2,949,849
		6,960,652
Food Products - 0.1%
Freshpet, Inc. *	4,472	246,452
Gas Utilities - 0.3%
Atmos Energy Corp.	4,793	818,405
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings, Inc.	12,766	504,385
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	4,659	624,026
Align Technology, Inc. *	817	102,305
Boston Scientific Corp. *	3,774	368,456
Cooper Cos., Inc. (The) *	3,605	247,159
Edwards Lifesciences Corp. *	6,270	487,618
Intuitive Surgical, Inc. *	1,369	612,258
LivaNova PLC *	1,525	79,880
Medtronic PLC	4,222	402,103
Stryker Corp.	120	44,360
		2,968,165
Health Care Providers & Services - 1.3%
Acadia Healthcare Co., Inc. *	6,271	155,270
Cencora, Inc.	1,770	553,178
CVS Health Corp.	5,302	399,718
Elevance Health, Inc.	881	284,668
HCA Healthcare, Inc.	999	425,774
Labcorp Holdings, Inc.	1,346	386,383
UnitedHealth Group, Inc.	3,980	1,374,294
		3,579,285
Health Care REITs - 0.5%
Welltower, Inc.	8,641	1,539,308
Health Care Technology - 0.0%†
HeartFlow, Inc. *	1,200	40,392
Hotels, Restaurants & Leisure - 1.3%
Flutter Entertainment PLC *	2,110	535,940

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp., Class A	8,214	$1,165,813
Marriott International, Inc., Class A	1,994	519,317
Royal Caribbean Cruises Ltd.	2,156	697,639
Starbucks Corp.	4,513	381,800
Wingstop, Inc.	1,241	312,335
		3,612,844
Household Durables - 0.1%
Champion Homes, Inc. *	4,519	345,116
Household Products - 0.0%†
Church & Dwight Co., Inc.	983	86,140
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	3,831	750,569
Insurance - 1.2%
American International Group, Inc.	8,020	629,891
Chubb Ltd.	2,838	801,026
Everest Group Ltd.	1,295	453,548
Hamilton Insurance Group Ltd., Class B *	11,738	291,102
Marsh & McLennan Cos., Inc.	6,042	1,217,644
		3,393,211
Interactive Media & Services - 4.5%
Alphabet, Inc., Class A	41,941	10,195,857
Meta Platforms, Inc., Class A	3,221	2,365,438
		12,561,295
IT Services - 0.3%
Snowflake, Inc. *	3,507	791,004
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc., Class A *	2,710	31,680
Agilent Technologies, Inc.	2,914	374,012
Bio-Techne Corp.	1,508	83,890
Danaher Corp.	2,184	433,000
ICON PLC *	632	110,600
Thermo Fisher Scientific, Inc.	1,517	735,775
		1,768,957
Machinery - 0.5%
IDEX Corp.	3,179	517,414
Ingersoll Rand, Inc.	2,941	242,985
Middleby Corp. (The) *	3,469	461,134
PACCAR, Inc.	2,055	202,048
		1,423,581
Media - 0.2%
New York Times Co. (The), Class A	7,690	441,406
Metals & Mining - 0.2%
Nucor Corp.	3,427	464,119
Multi-Utilities - 0.4%
Sempra	13,533	1,217,699
Oil, Gas & Consumable Fuels - 2.3%
EQT Corp.	9,472	515,561

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	25,494	$2,874,448
Marathon Petroleum Corp.	3,858	743,591
Shell PLC, ADR	21,524	1,539,612
Targa Resources Corp.	4,939	827,480
		6,500,692
Personal Care Products - 0.5%
BellRing Brands, Inc. *	9,473	344,344
elf Beauty, Inc. *	1,130	149,702
Unilever PLC, ADR	15,109	895,661
		1,389,707
Pharmaceuticals - 2.4%
AstraZeneca PLC, ADR	6,912	530,289
Eli Lilly & Co.	3,637	2,775,031
GSK PLC, ADR	13,253	571,999
Haleon PLC, ADR	78,783	706,683
Johnson & Johnson	3,935	729,628
Merck & Co., Inc.	16,169	1,357,064
Structure Therapeutics, Inc., ADR *	5,188	145,264
		6,815,958
Professional Services - 0.1%
KBR, Inc.	8,735	413,078

Residential REITs - 0.2%
Camden Property Trust	4,456	475,812
Semiconductors & Semiconductor Equipment - 8.6%
Advanced Micro Devices, Inc. *	10,480	1,695,559
Broadcom, Inc.	16,286	5,372,914
First Solar, Inc. *	1,424	314,035
MKS, Inc.	2,692	333,189
NVIDIA Corp.	84,141	15,699,028
NXP Semiconductors NV	2,488	566,592
		23,981,317
Software - 7.4%
Autodesk, Inc. *	4,173	1,325,637
Figma, Inc., Class A *	6,399	331,916
Intuit, Inc.	1,588	1,084,461
Microsoft Corp.	24,351	12,612,601
Oracle Corp.	3,579	1,006,558
Palantir Technologies, Inc., Class A *	3,096	564,773
SAP SE, ADR	3,811	1,018,337
ServiceNow, Inc. *	1,326	1,220,291
Synopsys, Inc. *	3,188	1,572,927
		20,737,501
Specialty Retail - 1.0%
Burlington Stores, Inc. *	2,266	576,697
Lowe's Cos., Inc.	5,808	1,459,608
O'Reilly Automotive, Inc. *	4,904	528,700
Williams-Sonoma, Inc.	1,839	359,433
		2,924,438

	Shares/ Principal	Fair Value

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	44,985	$11,454,530
NetApp, Inc.	3,676	435,459
		11,889,989
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. *	3,135	317,795
Tobacco - 0.3%
British American Tobacco PLC, ADR	3,077	163,327
Philip Morris International, Inc.	3,931	637,608
		800,935
Trading Companies & Distributors - 0.5%
Ferguson Enterprises, Inc.	1,225	275,110
WESCO International, Inc.	3,534	747,441
WW Grainger, Inc.	361	344,019
		1,366,570
Wireless Telecommunication Services - 0.6%
T-Mobile US, Inc.	6,585	1,576,317
Total Common Stocks
(Cost - $102,160,974)		177,160,098
U.S. Treasury Securities and Agency Bonds - 14.7%
U.S. Treasury Bond
3.25%, 5/15/42	$45,000	37,779
3.38%, 8/15/42	441,500	376,017
4.00%, 11/15/42	762,700	704,782
3.88%, 5/15/43	672,000	608,317
4.38%, 8/15/43	383,300	369,645
4.75%, 11/15/43	425,700	429,940
4.50%, 2/15/44	297,400	290,709
4.63%, 5/15/44	200,200	198,605
4.13%, 8/15/44	400,400	371,355
4.63%, 11/15/44	337,700	334,297
2.50%, 2/15/45	504,200	360,720
4.75%, 2/15/45	494,500	497,127
5.00%, 5/15/45	500,100	518,932
2.88%, 8/15/45	545,000	413,796
4.88%, 8/15/45	170,600	174,252
2.50%, 5/15/46	730,000	512,796
3.00%, 5/15/47	355,900	270,720
2.75%, 8/15/47	320,000	231,762
2.38%, 5/15/51	251,500	161,736
2.88%, 5/15/52	701,700	500,235
4.00%, 11/15/52	555,100	490,830
3.63%, 2/15/53	478,300	395,121
3.63%, 5/15/53	589,700	486,595
4.13%, 8/15/53	340,300	307,333
4.75%, 11/15/53	514,800	515,242
4.63%, 5/15/54	289,200	283,879
4.25%, 8/15/54	28,500	26,288
4.50%, 11/15/54	469,100	451,289

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

U.S. Treasury Securities and Agency Bonds (continued)
4.63%, 2/15/55	$336,600	$330,552
4.75%, 5/15/55	786,200	788,043
4.75%, 8/15/55	57,700	57,853
U.S. Treasury Note
4.38%, 12/15/26	207,800	209,456
1.25%, 12/31/26	1,164,000	1,129,489
4.00%, 1/15/27	363,000	364,390
4.13%, 1/31/27	735,200	739,249
4.13%, 2/28/27	367,700	369,926
4.25%, 3/15/27	600,000	604,922
2.50%, 3/31/27	117,000	115,035
3.88%, 3/31/27	1,275,300	1,279,186
3.75%, 4/30/27	895,800	897,200
2.63%, 5/31/27	144,000	141,632
3.88%, 5/31/27	433,100	434,673
3.75%, 6/30/27	292,300	292,871
4.38%, 7/15/27	160,300	162,335
3.88%, 7/31/27	246,400	247,449
3.75%, 8/15/27	397,200	398,084
3.63%, 8/31/27	1,960,100	1,960,330
4.13%, 10/31/27	342,700	346,234
4.13%, 11/15/27	581,000	587,014
4.00%, 12/15/27	69,500	70,081
3.88%, 12/31/27	10,000	10,057
3.50%, 1/31/28	325,200	324,387
4.00%, 2/29/28	507,500	512,059
3.88%, 3/15/28	409,300	411,954
1.25%, 3/31/28	34,000	32,097
3.63%, 3/31/28	367,000	367,158
3.75%, 4/15/28	161,600	162,124
3.38%, 9/15/28	240,000	238,406
4.63%, 9/30/28	83,100	85,453
4.88%, 10/31/28	600,000	621,516
1.50%, 11/30/28	195,000	182,630
4.38%, 11/30/28	259,300	264,952
3.75%, 12/31/28	1,283,500	1,287,862
4.00%, 1/31/29	680,600	688,124
4.25%, 2/28/29	13,200	13,454
2.38%, 3/31/29	53,000	50,789
4.13%, 3/31/29	308,200	312,943
4.50%, 5/31/29	586,000	602,573
2.63%, 7/31/29	125,000	120,327
4.00%, 7/31/29	463,600	468,852
3.63%, 8/31/29	580,500	579,230
3.50%, 9/30/29	479,800	476,501
4.00%, 10/31/29	86,100	87,095
4.13%, 10/31/29	688,800	699,939
4.13%, 11/30/29	590,800	600,447
3.88%, 12/31/29	196,300	197,603
4.25%, 1/31/30	388,500	396,831

	Shares/ Principal	Fair Value

U.S. Treasury Securities and Agency Bonds (continued)
4.00%, 3/31/30	$10,000	$10,117
3.88%, 4/30/30	605,500	609,474
4.00%, 5/31/30	579,000	585,921
3.88%, 6/30/30	451,000	453,872
3.88%, 7/31/30	183,500	184,647
3.63%, 8/31/30	1,073,300	1,068,101
3.63%, 9/30/30	269,100	267,796
3.75%, 12/31/30	521,000	520,573
4.63%, 4/30/31	214,600	223,419
4.63%, 5/31/31	110,500	115,041
3.75%, 8/31/31	57,800	57,552
3.63%, 9/30/31	62,800	62,076
4.50%, 12/31/31	166,400	172,204
4.38%, 1/31/32	40,000	41,114
4.13%, 3/31/32	235,000	238,167
4.13%, 5/31/32	277,300	280,864
4.00%, 7/31/32	104,400	104,906
3.88%, 8/31/32	521,900	520,514
4.25%, 11/15/34	516,500	522,391
4.63%, 2/15/35	942,000	979,091
4.25%, 5/15/35	1,344,300	1,356,693
4.25%, 8/15/35	961,600	969,413
Total U.S. Treasury Securities and Agency Bonds
(Cost - $41,683,048)		40,985,412
Agency Mortgage Backed Securities - 9.0%
Federal Home Loan Mortgage Corporation - 3.1%
Freddie Mac Gold Pool
3.00%, 9/1/28	$879	867
2.50%, 10/1/28	1,918	1,893
2.50%, 12/1/31	18,963	18,319
3.50%, 11/1/34	20,702	20,777
3.00%, 2/1/43	14,257	13,029
3.50%, 10/1/43	7,186	6,736
4.00%, 8/1/44	4,267	4,117
3.00%, 11/1/46	429,078	389,300
Freddie Mac Pool
4.22%, 9/1/30	686,953	690,075
4.40%, 9/1/30	435,000	440,668
4.50%, 1/1/38	115,817	116,017
4.50%, 5/1/38	25,101	25,173
5.50%, 6/1/40	374,105	384,801
2.00%, 11/1/41	219,130	189,086
2.50%, 2/1/42	409,553	362,929
4.00%, 4/1/47	7,800	7,637
4.00%, 11/1/48	138,223	132,970
4.50%, 11/1/48	7,764	7,657
4.00%, 5/1/49	21,708	21,086
4.00%, 7/1/49	26,033	25,247

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Federal Home Loan Mortgage Corporation (continued)
4.50%, 8/1/49	$16,124	$15,920
2.00%, 2/1/51	120,460	97,966
2.00%, 3/1/51	166,480	135,382
2.00%, 5/1/51	112,175	92,117
2.00%, 5/1/51	1,682,748	1,374,439
2.50%, 7/1/51	596,914	511,642
2.00%, 4/1/52	570,659	467,633
4.50%, 8/1/52	398,152	386,497
5.00%, 8/1/52	189,619	190,799
5.00%, 10/1/52	530,512	528,146
5.00%, 1/1/53	183,325	182,110
5.50%, 1/1/53	76,529	77,455
5.50%, 2/1/53	28,670	28,999
5.50%, 3/1/53	47,262	47,853
5.50%, 6/1/53	392,361	396,859
5.50%, 7/1/53	151,665	153,450
5.50%, 8/1/53	152,527	154,276
6.00%, 8/1/53	402,053	412,071
5.50%, 9/1/53	46,473	47,153
6.00%, 10/1/53	66,018	67,591
6.50%, 11/1/53	471,284	487,242
		8,713,984
Federal National Mortgage Association - 4.0%
Fannie Mae or Freddie Mac
5.00%, 10/1/40(a)	1,244,000	1,257,218
5.50%, 10/1/53(a)	154,000	155,323
5.50%, 11/1/54(a)	145,000	146,133
2.50%, 10/1/55(a)	165,000	138,987
3.00%, 10/1/55(a)	346,000	303,885
Fannie Mae Pool
2.50%, 4/1/28	2,430	2,400
3.00%, 10/1/28	1,596	1,574
2.50%, 2/1/30	6,641	6,472
4.47%, 5/1/30	381,000	386,462
2.50%, 6/1/30	22,218	21,639
4.34%, 8/1/30	199,000	200,958
4.34%, 8/1/30	177,000	178,741
4.42%, 8/1/30	431,000	436,754
4.20%, 10/1/30	440,000	440,516
4.83%, 10/1/30	362,000	372,454
2.50%, 10/1/31	44,259	43,063
2.50%, 12/1/31	4,753	4,551
4.50%, 1/1/38	123,765	123,839
4.50%, 4/1/38	247,142	247,853
5.50%, 7/1/40	397,370	407,769
2.50%, 2/1/41	54,134	48,939
2.00%, 5/1/41	135,902	117,261
2.00%, 7/1/41	255,149	221,103

	Shares/ Principal	Fair Value

Federal National Mortgage Association (continued)
3.00%, 6/1/43	$172,289	$152,471
3.00%, 7/1/43	22,413	20,749
4.00%, 11/1/43	8,087	7,835
4.00%, 1/1/46	112,160	107,806
4.00%, 2/1/46	125,178	120,319
4.00%, 3/1/46	12,790	12,474
3.00%, 10/1/46	434,367	396,681
4.50%, 7/1/48	22,696	22,538
4.50%, 11/1/48	10,095	10,002
4.00%, 1/1/49	16,130	15,732
4.00%, 8/1/49	6,759	6,546
4.50%, 10/1/50	7,596	7,496
2.00%, 11/1/50	269,658	218,200
2.00%, 12/1/50	285,790	232,586
2.00%, 2/1/51	62,698	51,485
2.00%, 4/1/51	157,097	129,009
2.50%, 5/1/51	492,402	419,019
3.50%, 7/1/51	533,312	491,521
2.50%, 8/1/51	659,360	567,831
4.00%, 8/1/51	15,471	15,113
2.00%, 9/1/51	177,056	145,380
3.00%, 10/1/51	326,830	292,393
2.50%, 11/1/51	542,792	465,474
2.50%, 12/1/51	123,320	105,262
2.50%, 1/1/52	318,702	273,063
4.50%, 7/1/52	212,064	206,523
4.50%, 8/1/52	21,279	20,815
5.00%, 8/1/52	36,723	36,721
4.50%, 9/1/52	114,276	111,995
4.50%, 9/1/52	10,624	10,428
5.00%, 9/1/52	36,345	36,571
5.00%, 9/1/52	17,049	17,131
5.00%, 10/1/52	33,902	33,879
4.50%, 11/1/52	23,828	23,441
5.50%, 1/1/53	174,883	177,426
5.50%, 8/1/53	48,045	48,642
6.00%, 9/1/53	842,852	864,112
		11,138,563
Government National Mortgage Association - 1.9%
Ginnie Mae
2.00%, 10/20/55(a)	70,000	57,914
2.50%, 10/20/55(a)	586,000	504,418
3.00%, 10/20/55(a)	123,000	109,873
5.50%, 10/20/55(a)	630,000	634,627
Ginnie Mae II Pool
3.00%, 12/20/42	11,214	10,382
3.50%, 7/20/43	11,925	11,199
4.00%, 12/20/44	3,884	3,773

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Government National Mortgage Association (continued)
4.00%, 8/20/48	$9,966	$9,562
4.00%, 9/20/48	22,314	21,306
4.00%, 10/20/48	9,672	9,250
2.00%, 12/20/50	641,911	532,130
2.00%, 1/20/51	166,676	138,097
2.00%, 2/20/51	146,994	121,695
2.50%, 3/20/51	162,751	140,310
3.00%, 7/20/51	544,931	487,542
2.50%, 8/20/51	624,473	537,919
2.50%, 10/20/51	258,313	222,506
3.50%, 1/20/52	646,802	591,309
3.50%, 3/20/52	337,087	310,432
4.00%, 4/20/52	138,057	131,420
4.00%, 5/20/52	396,256	377,192
4.00%, 8/20/52	373,589	355,330
		5,318,186
Total Agency Mortgage Backed Securities
(Cost - $25,823,107)		25,170,733
Corporate Bonds and Notes - 7.5%
Aerospace & Defense - 0.1%
Boeing Co. (The)
5.71%, 5/1/40	110,000	112,264
5.81%, 5/1/50	28,000	27,967
6.86%, 5/1/54	252,000	286,989
		427,220
Agriculture - 0.1%
BAT Capital Corp., 4.63%, 3/22/33	115,000	113,816
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 4/20/35(b)	45,000	47,360
		161,176
Banks - 1.7%
Bank of America Corp.
4.95%, (SOFR + 2.04%), 7/22/28(c)	229,000	232,337
5.16%, (SOFR + 1.00%), 1/24/31(c)	420,000	433,562
5.02%, (SOFR + 2.16%), 7/22/33(c)	76,000	77,675
5.51%, (SOFR + 1.31%), 1/24/36(c)	171,000	178,728
BPCE SA
5.88%, (SOFR + 1.68%), 1/14/31(b),(c)	270,000	282,061
5.39%, (SOFR + 1.58%), 5/28/31(b),(c)	250,000	256,489
Citigroup, Inc.
4.95%, (SOFR + 1.46%), 5/7/31(c)	195,000	198,654
4.50%, (SOFR + 1.17%), 9/11/31(c)	105,000	105,066
5.17%, (SOFR + 1.49%), 9/11/36(c)	70,000	70,673
Commonwealth Bank of Australia, 5.07%, 9/14/28(b)	500,000	516,066

	Shares/ Principal	Fair Value

Banks (continued)
HSBC Holdings PLC, 5.74%, (SOFR + 1.96%), 9/10/36(c)	$200,000	$204,101
JPMorgan Chase & Co.
5.04%, (SOFR + 1.19%), 1/23/28(c)	230,000	232,610
2.07%, (SOFR + 1.02%), 6/1/29(c)	10,000	9,490
5.14%, (SOFR + 0.90%), 1/24/31(c)	170,000	175,616
5.10%, (SOFR + 1.44%), 4/22/31(c)	221,000	228,425
4.91%, (SOFR + 2.08%), 7/25/33(c)	153,000	156,012
5.57%, (SOFR + 1.68%), 4/22/36(c)	145,000	152,875
Morgan Stanley, 4.65%, (SOFR + 1.10%), 10/18/30(c)	212,000	214,369
Morgan Stanley Private Bank NA, 4.73%, (SOFR + 1.08%), 7/18/31(c)	250,000	253,765
Wells Fargo & Co.
5.71%, (SOFR + 1.07%), 4/22/28(c)	224,000	229,175
6.30%, (SOFR + 1.79%), 10/23/29(c)	330,000	349,573
5.24%, (SOFR + 1.11%), 1/24/31(c)	225,000	232,831
		4,790,153
Diversified Financial Services - 0.2%
American Express Co.
4.92%, (SOFR + 1.22%), 7/20/33(c)	220,000	223,847
5.67%, (SOFR + 1.79%), 4/25/36(c)	145,000	153,177
Synchrony Financial
5.02%, (SOFR + 1.40%), 7/29/29(c)	50,000	50,432
6.00%, (SOFR + 2.07%), 7/29/36(c)	35,000	35,803
		463,259
Electric - 0.9%
Alabama Power Co.
1.45%, 9/15/30	30,000	26,298
5.10%, 4/2/35	30,000	30,666
Arizona Public Service Co.
3.75%, 5/15/46	75,000	57,919
5.90%, 8/15/55	90,000	92,156
Duke Energy Corp.
4.95%, 9/15/35	55,000	54,642
5.70%, 9/15/55	70,000	69,700
Enel Finance International NV, 4.13%, 9/30/28(b)	200,000	199,531
FirstEnergy Corp., 4.85%, 7/15/47	90,000	79,635
FirstEnergy Pennsylvania Electric Co.
5.15%, 3/30/26(b)	10,000	10,028
5.20%, 4/1/28(b)	15,000	15,341
Georgia Power Co.
4.70%, 5/15/32	216,000	218,596
4.75%, 9/1/40	65,000	61,911
Ohio Edison Co., 4.95%, 12/15/29(b)	25,000	25,551
Pacific Gas and Electric Co.
4.75%, 2/15/44	75,000	64,098
4.95%, 7/1/50	259,859	223,678

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Electric (continued)
Public Service Co. of Oklahoma, 5.45%, 1/15/36	$230,000	$234,947
SCE Recovery Funding LLC
0.86%, 11/15/31	74,763	66,476
1.94%, 5/15/38	50,000	38,772
2.51%, 11/15/43	30,000	20,706
Sempra, 4.13%, (US 5 Year CMT T-Note + 2.87%), 4/1/52(c)	251,000	244,953
Southern California Edison Co.
4.65%, 10/1/43	164,000	139,621
4.00%, 4/1/47	177,000	133,736
6.20%, 9/15/55	10,000	10,087
Texas Electric Market Stabilization Funding N LLC, 4.27%, 8/1/34(b)	294,293	293,652
Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31(b)	30,000	30,773
Virginia Electric and Power Co.
4.90%, 9/15/35	50,000	49,730
5.60%, 9/15/55	45,000	44,815
		2,538,018
Food - 0.5%
JBS USA Holding Lux Sarl / JBS USA Food Co. / JBS Lux Co. Sarl
5.75%, 4/1/33	346,000	361,402
6.75%, 3/15/34	443,000	490,457
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co.
6.25%, 3/1/56(b)	125,000	128,174
6.38%, 4/15/66(b)	100,000	103,192
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 3.00%, 5/15/32	55,000	49,217
Mars, Inc.
5.65%, 5/1/45(b)	65,000	65,919
5.70%, 5/1/55(b)	196,000	198,562
		1,396,923
Gas - 0.0%†
Southern Co. Gas Capital Corp., 5.10%, 9/15/35	75,000	75,206
Healthcare-Services - 0.1%
Memorial Sloan-Kettering Cancer Center, 2.96%, 1/1/50	20,000	13,269
Providence St Joseph Health Obligated Group, 5.40%, 10/1/33	180,000	185,039
Toledo Hospital (The), 5.75%, 11/15/38	35,000	35,039
		233,347
Insurance - 1.2%
Athene Global Funding
5.58%, 1/9/29(b)	445,000	459,980
5.38%, 1/7/30(b)	355,000	365,992

	Shares/ Principal	Fair Value

Insurance (continued)
Athene Holding Ltd., 6.63%, 5/19/55	$50,000	$53,472
Brighthouse Financial Global Funding, 5.65%, 6/10/29(b)	393,000	403,399
Equitable America Global Funding
3.95%, 9/15/27(b)	65,000	64,899
4.70%, 9/15/32(b)	35,000	34,822
F&G Global Funding
5.88%, 6/10/27(b)	49,000	50,270
4.65%, 9/8/28(b)	45,000	45,176
Fortitude Global Funding, 4.63%, 10/6/28(b)	170,000	170,140
Liberty Mutual Group, Inc., 4.57%, 2/1/29(b)	147,000	147,993
NLG Global Funding, 4.35%, 9/15/30(b)	160,000	158,424
Omnis Funding Trust, 6.72%, 5/15/55(b)	166,000	179,087
Pricoa Global Funding I, 5.35%, 5/28/35(b)	150,000	155,482
Protective Life Global Funding
4.80%, 6/5/30(b)	150,000	152,598
5.43%, 1/14/32(b)	255,000	265,460
RGA Global Funding
4.35%, 8/25/28(b)	270,000	270,316
5.00%, 8/25/32(b)	60,000	60,375
Sammons Financial Group Global Funding, 4.95%, 6/12/30(b)	345,000	350,108
		3,387,993
Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.85%, 12/1/35	25,000	25,238
3.50%, 3/1/42	175,000	126,011
6.48%, 10/23/45	30,000	29,609
5.38%, 5/1/47	60,000	51,814
3.90%, 6/1/52	465,000	314,557
Time Warner Cable LLC, 5.88%, 11/15/40	31,000	29,629
		576,858
Mining - 0.5%
Anglo American Capital PLC
4.75%, 4/10/27(b)	200,000	201,484
2.63%, 9/10/30(b)	437,000	401,163
Glencore Funding LLC
5.37%, 4/4/29(b)	160,000	164,892
6.38%, 10/6/30(b)	593,000	640,424
5.89%, 4/4/54(b)	54,000	54,488
6.14%, 4/1/55(b)	45,000	47,024
		1,509,475
Oil & Gas - 0.1%
Saudi Arabian Oil Co., 6.38%, 6/2/55(b)	200,000	212,705

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Passenger Airlines - 0.0%†
United Airlines 2016-1 Class AA Pass-Through Trust, 3.10%, 7/7/28	$57,787	$55,842
United Airlines 2018-1 Class B Pass Through Trust, 4.60%, 3/1/26	12,134	12,063
		67,905
Pipelines - 0.6%
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/31(b)	115,000	116,806
5.68%, 1/15/34(b)	32,000	32,977
Columbia Pipelines Operating Co. LLC, 6.50%, 8/15/43(b)	138,000	147,091
Energy Transfer LP, 6.20%, 4/1/55	81,000	81,380
Enterprise Products Operating LLC, 5.20%, 1/15/36	165,000	167,742
Gray Oak Pipeline LLC
2.60%, 10/15/25(b)	144,000	143,862
3.45%, 10/15/27(b)	25,000	24,649
Greensaif Pipelines Bidco Sarl, 6.10%, 8/23/42(b)	300,000	315,505
Oneok, Inc., 5.63%, 1/15/28(b)	226,000	230,934
Whistler Pipeline LLC
5.40%, 9/30/29(b)	278,000	285,941
5.70%, 9/30/31(b)	139,000	144,556
		1,691,443
REITS - 0.7%
Crown Castle, Inc., 5.00%, 1/11/28	228,000	231,223
Extra Space Storage LP
4.95%, 1/15/33	45,000	45,272
5.40%, 6/15/35	412,000	420,860
GLP Capital LP / GLP Financing II, Inc.
3.25%, 1/15/32	375,000	337,412
5.25%, 2/15/33	130,000	129,967
Healthpeak OP LLC, 4.75%, 1/15/33	265,000	263,290
Kilroy Realty LP, 5.88%, 10/15/35	105,000	106,367
Kite Realty Group LP, 5.20%, 8/15/32	30,000	30,575
SBA Tower Trust
1.88%, 1/15/26(b)	95,000	94,269
1.63%, 11/15/26(b)	115,000	111,630
WEA Finance LLC
2.88%, 1/15/27(b)	30,000	29,394
3.50%, 6/15/29(b)	70,000	67,552
		1,867,811
Semiconductors - 0.3%
Foundry JV Holdco LLC
5.90%, 1/25/33(b)	200,000	210,929
6.20%, 1/25/37(b)	325,000	347,291
Intel Corp.
4.60%, 3/25/40	172,000	156,312
5.60%, 2/21/54	107,000	102,781
		817,313

	Shares/ Principal	Fair Value

Software - 0.1%
Constellation Software, Inc., 5.46%, 2/16/34(b)	$183,000	$186,919
Synopsys, Inc., 5.00%, 4/1/32	220,000	224,834
		411,753
Telecommunications - 0.2%
AT&T, Inc.
4.55%, 11/1/32	215,000	214,050
5.55%, 11/1/45	220,000	217,601
		431,651
Total Corporate Bonds and Notes
(Cost - $20,646,339)		21,060,209
Asset Backed and Commercial Backed Securities - 2.4%
Angel Oak Mortgage Trust 2019-6, 2.62%, 11/25/59 (b),(d)	4,751	4,678
Banc of America Commercial Mortgage Trust 2015-UBS7, 3.71%, 9/15/48	9,938	9,918
Broadstreet Group LLC, 4.20%, 10/1/30	260,000	259,919
Castlelake Aircraft Structured Trust 2019-1A, 3.97%, 4/15/39 (b)	75,362	72,812
CF Hippolyta Issuer LLC
1.53%, 3/15/61(b)	121,951	101,374
5.97%, 8/15/62(b)	97,261	93,839
CFMT 2021-AL1 LLC, 1.39%, 9/22/31 (b)	30,303	30,136
Connecticut Avenue Security Trust, 5.91%, (SOFR + 1.55%), 10/25/41 (b),(c)	39,955	40,041
Durst Commercial Mortgage Trust 2025-151, 5.32%, 8/1/42 (b),(d)	100,000	101,825
Enterprise Fleet Financing 2023-3 LLC, 6.40%, 3/20/30 (b)	194,369	197,281
Fannie Mae REMICS
3.50%, 6/25/44	31,194	30,590
3.00%, 1/25/45	131,102	120,828
3.00%, 12/25/45	156,941	147,956
1.50%, 10/25/49	178,223	139,179
3.00%, 12/25/54	234,220	227,753
Flagstar Mortgage Trust 2018-3INV, 4.00%, 5/25/48 (b),(d)	54,774	52,037
Flagstar Mortgage Trust 2021-9INV, 2.00%, 9/25/41 (b),(d)	118,505	104,492
Freddie Mac Multifamily Structured Pass Through Certificates
4.68%, 10/25/31	125,000	128,106
2.40%, 3/25/32	280,000	252,011
3.99%, 5/25/33	150,000	148,182
Freddie Mac REMICS
4.00%, 9/15/41	160,597	156,510

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Asset Backed and Commercial Backed Securities (continued)
1.75%, 9/15/42	$143,641	$136,459
3.00%, 6/15/45	166,851	161,172
4.00%, 7/15/48	119,486	111,111
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3, 3.50%, 10/25/58	67,708	65,433
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2021-1, 2.50%, 9/25/60	480,857	398,124
Government National Mortgage Association
2.50%, 10/20/49	361,106	326,288
5.07%, (1 Month US Libor + 0.71%), 5/20/65(c)	13,499	13,455
5.09%, (1 Month US Libor + 0.73%), 8/20/65(c)	17,601	17,573
5.17%, (1 Month US Libor + 0.81%), 10/20/65(c)	10	10
5.47%, (1 Month US Libor + 1.11%), 12/20/65(c)	19,056	19,106
Home Partners of America Trust, 2.30%, 12/17/26 (b)	326,229	317,187
Horizon Aircraft Finance III Ltd., 2019-2, 3.43%, 11/15/39 (b)	136,500	131,437
Kubota Credit Owner Trust 2023-2, 5.28%, 1/18/28 (b)	228,438	230,292
Metlife Securitization Trust, 3.00%, 4/25/55 (b),(d)	28,119	26,981
Navient Private Education Refi Loan Trust 2023-A, 5.51%, 10/15/71 (b)	219,788	225,416
New Residential Mortgage Loan Trust 2019-RPL3, 2.75%, 7/25/59 (b),(d)	29,037	27,822
PRET 2025-RPL2 Trust, 4.00%, 8/25/64 (b)	346,320	335,142
RFR Trust 2025-SGRM, 5.56%, 3/11/41 (b),(d)	567,617	580,203
Texas Natural Gas Securitization Finance Corp.
5.10%, 4/1/35	167,707	172,789
5.17%, 4/1/41	50,000	50,934
Towd Point Mortgage Trust 2017-4, 2.75%, 6/25/57 (b),(d)	22,929	22,465
Towd Point Mortgage Trust 2018-1, 3.00%, 1/25/58 (b),(d)	4,849	4,800
Toyota Lease Owner Trust 2025-B, 3.96%, 11/20/28 (b)	200,000	199,815
Volkswagen Auto Lease Trust 2024-A, 5.21%, 6/21/27	190,000	191,690

	Shares/ Principal	Fair Value

Asset Backed and Commercial Backed Securities (continued)
Volkswagen Auto Lease Trust 2025-B, 4.01%, 1/22/29	$260,000	$260,147
Wheels Fleet Lease Funding 1 LLC
6.46%, 8/18/38(b)	124,887	126,657
4.87%, 6/21/39(b)	215,466	217,645
Total Asset Backed and Commercial Backed Securities
(Cost - $6,969,445)		6,789,620
Municipal Bonds - 0.4%
Golden State Tobacco Securitization Corp., 3.00%, 6/1/46	30,000	26,824
Illinois Municipal Electric Agency, 6.83%, 2/1/35	80,000	82,620
Metropolitan Transportation Authority
6.20%, 11/15/26	5,000	5,050
6.81%, 11/15/40	110,000	122,053
5.18%, 11/15/49	5,000	4,614
Philadelphia Authority for Industrial Development, 6.55%, 10/15/28	270,000	286,714
State of Illinois, 5.10%, 6/1/33	536,618	545,892
University of California, 1.61%, 5/15/30	20,000	18,096
Total Municipal Bonds
(Cost - $1,147,108)		1,091,863
Sovereign Debts - 0.4%
Israel Government International Bond, 5.38%, 3/12/29	325,000	333,929
Mexico Government International Bond, 6.75%, 9/27/34	277,000	301,791
Saudi Government International Bond, 5.38%, 1/13/31 (b)	375,000	393,909
Total Sovereign Debts
(Cost - $998,841)		1,029,629
Exchange Traded Funds - 0.2%
Equity Funds - 0.2%
SPDR S&P 500 ETF Trust (Cost - $480,158)	850	566,253
Short-Term Investments - 3.5%
Money Market Funds - 3.5%
Dreyfus Government Cash Management, 4.04%(e)	7,999,717	7,999,717
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.04%(e)	1,934,771	1,934,771
Total Short-Term Investments (Cost - $9,934,488)		9,934,488

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Total Investments - 101.4%
(Cost - $209,843,508)		$283,788,305
Other Assets Less Liabilities - Net (1.4)%		(3,846,080)
Total Net Assets - 100.0%		$279,942,225

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(b)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2025, these securities amounted to $13,357,991 or 4.8% of net assets.
(c)	Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.
(d)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(e)	The rate shown is the annualized seven-day yield at period end.
ADR	-	American Depositary Receipt
CMT	-	Treasury Constant Maturity Rate
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust
SOFR	-	Secured Overnight Financing Rate

FORWARD SALES CONTRACTS
At September 30, 2025, the Fund had the following forward sales contracts:
Description	Interest Rate	Maturity Date*	Settlement Date	Principal Amount	Value
Fannie Mae or Freddie Mac	4.50%	TBA - 30Yr	10/1/2040	$(411,000)	$(410,550)
Fannie Mae or Freddie Mac	6.00%	TBA - 30yr	10/1/2054	(282,000)	(288,081)
Fannie Mae or Freddie Mac	2.00%	TBA - 30Yr	10/1/2055	(900,000)	(725,414)
Fannie Mae or Freddie Mac	3.50%	TBA - 30yr	10/1/2055	(208,000)	(190,093)
Fannie Mae or Freddie Mac	4.00%	TBA - 30yr	10/1/2055	(73,000)	(68,814)
Fannie Mae or Freddie Mac	4.50%	TBA - 30Yr	10/1/2055	(272,000)	(263,925)
Fannie Mae or Freddie Mac	4.00%	TBA - 30Yr	11/1/2055	(70,000)	(65,920)
Fannie Mae or Freddie Mac	4.50%	TBA - 30Yr	11/1/2055	(265,000)	(256,884)
Fannie Mae or Freddie Mac	5.00%	TBA - 30yr	11/1/2055	(850,000)	(842,828)
Ginnie Mae	4.00%	TBA - 30yr	10/20/2055	(667,000)	(627,188)
(Proceeds Receivable: $(3,751,094))					$(3,739,697)

*	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date.The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.